Stock-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
STOCK-BASED COMPENSATION

In April 2014, the Company adopted the 2014 Second Amended and Restated Long-Term Incentive Plan ("2014 Plan"), which permits the Company to issue an aggregate of 8,586,614 shares of Class A common stock pursuant to equity awards including incentive and nonqualified stock options, restricted stock awards ("RSAs") and restricted stock units ("RSUs") to employees and directors. The 2014 Plan modified the SunEdison Yieldco, Inc. 2014 Long-Term Incentive Plan ("Yieldco Plan") which also permitted the Company to issue RSAs that remained issued under the 2014 Plan. RSAs provide the holder with immediate voting rights, but are restricted in all other respects until vested. Upon cessation of services to the Company, any unvested RSAs will be canceled. All unvested RSAs are paid dividends and distributions. The Company measures the fair value of RSAs and RSUs at the grant date fair value of Class A common stock and accounts for stock-based compensation expense by amortizing the fair value on a straight line basis over the related vesting period less estimated forfeitures.

In 2014, the Company made grants of 4,977,586 RSAs to certain executives and an affiliate of the Company with a term of three years. In connection with the IPO, the Company granted 416,193 RSUs to employees with a term of three years. Subsequent to the IPO and until December 31, 2014, the Company granted 409,750 RSUs and 150,000 stock options to new hires with terms of three and four years, respectively. As of December 31, 2014, an aggregate of 2,734,104 shares of Class A common stock were available for issuance under the 2014 Plan. The stock-based compensation expense related to issued stock options, RSAs, and RSUs is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totaled $5.8 million for the year ended December 31, 2014. Upon exercise of the RSAs, RSUs, or stock options, the Company will issue shares that have been previously authorized to be issued.

Restricted Class C Awards

On January 31, 2014 and February 20, 2014, the Company granted 27,647 and 14,118 shares (determined at 3.55% of the Company) of restricted Class C common stock, respectively (or 2,373,946 and 1,212,228 shares, respectively, of restricted Class A common stock after giving effect to conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis immediately prior to the completion of the IPO), under the Yieldco Plan.

For the restricted Class C common stock converted to unvested, restricted Class A common stock in connection with the IPO, 25% of the unvested, restricted Class A common stock will vest on the first anniversary of the grant date, 25% will vest on the second anniversary of the grant date, and 50% will vest on the third anniversary of the grant date, subject to accelerated vesting upon certain events. Under certain circumstances upon a termination of employment, any unvested shares of unvested, restricted Class A common stock held by the terminated executive will be forfeited.

In estimating the fair value of the Company's Class C restricted common stock and Class A restricted common stock, the primary valuation considerations were an enterprise value determined from an income-based approach using an enterprise value multiple applied to its forward revenue metric and a lack of marketability discount of 15%. The illiquidity discount model used the following assumptions: a time to liquidity event of 6 months; a risk free rate of 3.4%; a volatility of 60% over the time to a liquidity event. Estimates of the volatility of the Company's Class A common stock were based on available information on the volatility of Class A common stock of comparable publicly traded companies. The fair value of restricted stock on the date of grant was $58 per share (or $0.68 per share after giving effect to conversion of Class C restricted common stock to Class A common stock on an 85.8661-for-one basis upon the closing of the IPO) or $2.4 million total.

The amount of stock compensation expense related to the restricted Class C common stock awards, which were converted to restricted Class A awards in connection with the IPO, was $2.9 million, net of estimated forfeitures, during the year ended December 31, 2014. As of December 31, 2014, $1.4 million of total unrecognized compensation cost related to these awards is expected to be recognized over a period of approximately two years. The fair value of Class A common stock on the date of grant was $38 per share (or $0.30 per share after giving effect to the 127.1624-for-one stock split) or $0.4 million.

Restricted Class A Awards

On January 29, 2014 and February 20, 2014, the Company granted 7,193 and 3,749 shares of restricted Class A common stock, respectively (or 914,680 and 476,732 shares, respectively, after giving effect to the 127.1624-for-one stock split), to certain individuals under the Yieldco Plan.

The amount of stock compensation expense related to the Class A restricted common stock awards, which was recognized upon the completion of the IPO, was $0.4 million. The restriction of these awards expires over 18 months; however, the awards are not subject to forfeiture for any reason. There is no unrecognized stock compensation expense related to the restricted Class A common stock at December 31, 2014.

The following table summarizes restricted stock awards activity under the 2014 Plan for the year ended December 31, 2014, after giving effect to both the conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis and the 127.1624-for-one Class A common stock split immediately prior to the completion of the IPO:

	Number of RSAs Outstanding	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2014	—	$—
Granted	4,977,586	$1.11
Forfeited	(101,019)	$0.68
Balance at December 31, 2014	4,876,567	$1.12

On October 30, 2014, the Company modified the award of its former Chief Financial Officer, which resulted in the forfeiture of the existing award and granting of a new award. This modification increased the grant date fair value to $5.6 million, or $1.11 per share.

Restricted Stock Units

The following table presents information regarding outstanding RSUs as of December 31, 2014, and changes during the year ended December 31, 2014:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2014	—	$—
Granted	825,943	$27.37
Balance at December 31, 2014	825,943	$27.37

The Company measures the fair value of RSUs at the closing price of the Company's stock on the grant date and accounts for stock-based compensation by amortizing the fair value on a straight line basis over the related vesting period. The RSUs vest 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, and 50% on the third anniversary of the grant date, subject to accelerated vesting upon certain events. Under certain circumstances upon a termination of employment, any unvested shares held by the terminated employee will be forfeited.

The amount of stock compensation expense related to RSUs was $2.3 million during the year ended December 31, 2014. As of December 31, 2014, $16.9 million of total unrecognized compensation cost related to RSUs is expected to be recognized over a period of approximately three years.

Options

The following table presents information regarding outstanding options as of December 31, 2014, and changes during the year ended December 31, 2014:

	Number of Options Outstanding	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value (in thousands)
Balance at January 1, 2014	—	$—
Granted	150,000	$29.31
Balance at December 31, 2014	150,000	$29.31	$236

Aggregate intrinsic value represents the value of the Company's closing stock price of $30.88 on the last trading date of the period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

The stock option award includes both a service and performance condition. The service condition tranche will vest in accordance with the anniversary date of the grant, with 25% vesting annually over the four year term of the option. The performance condition tranche will vest in 25% increments if the Company meets a 15% quarterly dividend payment growth rate measured from a base dividend amount of $0.2257. There is no proportionate or partial vesting of the performance tranche to the extent the Company pays a dividend that is less than or greater than the specified targets. Under certain circumstances upon a termination of employment, any unvested options help by the terminated employee will be forfeited.

The Company accounts for stock-based compensation related to stock options granted to employees by estimating the fair value of the stock-based awards using the Black-Scholes option pricing model. The fair value of the stock options granted are amortized over the applicable vesting period. The Black-Scholes option pricing model includes assumptions regarding dividend yields, expected volatility, expected option term, expected forfeiture rate and risk-free interest rates. The Company estimates expected volatility based on the historical volatility of comparable publicly traded companies for a period commensurate with the estimated expected option term.

As of December 31, 2014, our weighted average assumptions were as follows:

Year ended
December 31, 2014
Risk-free interest rate	1.42%
Expected volatility	63%
Expected term (in years)	4
Expected dividend yield	3.7%

The amount of stock compensation expense related to options was inconsequential during the year ended December 31, 2014. As of December 31, 2014, $1.3 million of total unrecognized compensation cost related to options is expected to be recognized ratably over a period of approximately four years.